DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS - Disclosure of fair value of Florence Copper Stream (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Deferred financing fees	$ 0	$ (1,086)
Florence Copper project [Member] | Mitsui & Co. (U.S.A.) Inc. [Member]
Disclosure of detailed information about financial instruments [line items]
Advances	14,381	54,842
Deferred financing fees	0	(1,086)
Fair value adjustment	20,323	10,880
Foreign exchange translation	(4,272)	3,177
Florence Copper Stream as at December 31,	98,245	67,813
Current portion	6,744	0
Long-term portion of Florence Copper Stream as at December 31,	$ 91,501	$ 67,813	$ 0